Summary of Significant Accounting Policies - Additional Information (Details)		9 Months Ended		12 Months Ended
	Jun. 10, 2022 shares	Jan. 31, 2023 USD ($) $ / shares	Jan. 31, 2022 USD ($)	Apr. 30, 2022 USD ($) $ / shares	Apr. 30, 2021 USD ($) $ / shares	Jun. 03, 2022 $ / shares
Summary of Significant Accounting Policies [Line Items]
Useable life of device over years		7 years		7 years
Contract assets from contracts with customers		$ 0		$ 0	$ 0
Contract liabilities from contracts with customers		0		0	0
Remaining performance obligations		0		0	0
Depreciation		20,090	$ 20,070	26,566	$ 32,967
Deferred offering costs		$ 0		$ 246,400
Reverse stock split, description		1-for-33 reverse stock split		1-for-33 reverse stock split
Pre-reverse split common stock issued | shares	33
Pre-reverse split common stock outstanding | shares	33
Common stock, par value | $ / shares		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Cash in excess of federal insured amount				$ 668,260	$ 473,481
Percentage of debt instruments				31.00%	54.00%
Reverse stock split, conversion ratio	0.033			0.033
Minimum
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		3 years		3 years
Customers payment terms		30 days		30 days
Maximum
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		5 years		5 years
Lease term		12 months		12 months
Customers payment terms		60 days		60 days